Reclassifications From Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	$ 70,440	$ 150,612
Realized investment gains, net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	114,385	230,316
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	(6,049)	1,371
Income tax expense (benefit)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(40,035)	(80,611)
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, tax	2,117	(480)
Amount Reclassified from AOCI, Amortization of actuarial gains (losses)	(12)	(9)
Net income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	74,350	149,705
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, net	(3,932)	891
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	22	16
Total amounts reclassified from AOCI	70,440	150,612
General and administrative expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments	$ 34	$ 25